Earnings and Dividends Per Common Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings and Dividends Per Common Share

Note 24: Earnings and Dividends Per Common Share
Table 24.1 shows earnings per common share and diluted earnings per common share and reconciles the numerator and denominator of both earnings per common share calculations.
See the Consolidated Statement of Changes in Equity and
Note 12 (Common Stock and Stock Plans) for information about stock and options activity.
Table 24.1: Earnings Per Common Share Calculations

	Year ended December 31,
(in millions, except per share amounts)	2024	2023	2022
Wells Fargo net income	$19,722	19,142	13,677
Less: Preferred stock dividends and other (1)	1,116	1,160	1,115
Wells Fargo net income applicable to common stock (numerator)	$18,606	17,982	12,562
Earnings per common share
Average common shares outstanding (denominator)	3,426.1	3,688.3	3,805.2
Per share	$5.43	4.88	3.30
Diluted earnings per common share
Average common shares outstanding	3,426.1	3,688.3	3,805.2
Add: Restricted share rights (2)	41.5	32.1	31.8
Diluted average common shares outstanding (denominator)	3,467.6	3,720.4	3,837.0
Per share	$5.37	4.83	3.27
(1)Includes costs associated with any preferred stock redemption.
(2)Calculated using the treasury stock method.
Table 24.2 presents the outstanding securities that were anti-dilutive and therefore not included in the calculation of diluted earnings per common share.
Table 24.2: Outstanding Anti-Dilutive Securities

	Weighted-average shares
	Year ended December 31,
(in millions)	2024	2023	2022
Convertible Preferred Stock, Series L (1)	25.3	25.3	25.3
Restricted share rights (2)	0.1	0.1	0.2
(1)    Calculated using the if-converted method.
(2)    Calculated using the treasury stock method.
Table 24.3 presents dividends declared per common share.
Table 24.3: Dividends Declared Per Common Share

	Year ended December 31,
	2024	2023	2022
Per common share	$1.50	1.30	1.10